UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     July 26, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total: $    183,826,233

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Accenture PLC				Common Stock	G1151C101 $ 7,768,650 	 	  201,000     Sole		     Sole
Amgen Inc				Common Stock	031162100 $ 7,890,000 		  150,000     Sole		     Sole
AT&T Inc				Common Stock	00206R102 $ 7,918,427 		  327,343     Sole		     Sole
Avon Products Inc			Common Stock	054303102 $ 7,022,500 	 	  265,000     Sole		     Sole
Berkshire Hathaway A			Common Stock	084670108 $ 9,600,000 	      	       80     Sole		     Sole
Best Buy Co Inc				Common Stock	086516101 $ 3,555,300 	  	  105,000     Sole		     Sole
Charles Schwab Corp			Common Stock	808513105 $ 6,806,400 	 	  480,000     Sole		     Sole
Cisco Systems Inc			Common Stock	17275R102 $ 3,707,940 		  174,000     Sole		     Sole
Coca-Cola Co/The			Common Stock	191216100 $ 3,978,526 	 	   79,380     Sole		     Sole
Colgate-Palmolive Co			Common Stock	194162103 $ 4,528,700 	  	   57,500     Sole		     Sole
Dell Inc				Common Stock	24702R101 $ 6,352,002 	 	  526,700     Sole		     Sole
Emerson Electric Co			Common Stock	291011104 $ 1,135,940 	 	   26,000     Sole		     Sole
Exelon Corp				Common Stock	30161N101 $ 3,607,150 	  	   95,000     Sole		     Sole
Exxon Mobil Corp			Common Stock	30231G102 $ 6,631,534 	 	  116,200     Sole		     Sole
Home Depot Inc				Common Stock	437076102 $ 3,497,382 	 	  124,595     Sole		     Sole
Intel Corp				Common Stock	458140100 $ 1,033,962 		   53,160     Sole		     Sole
Intl Bus Machines			Common Stock	459200101 $ 8,470,728 	 	   68,600     Sole		     Sole
Johnson & Johnson			Common Stock	478160104 $ 1,004,020 	 	   17,000     Sole		     Sole
Kellogg Co				Common Stock	487836108 $ 4,275,500 	 	   85,000     Sole		     Sole
Lockheed Martin Corp			Common Stock	539830109 $ 8,046,000 	 	  108,000     Sole		     Sole
Loews Corp				Common Stock	540424108 $ 3,097,830 	  	   93,000     Sole		     Sole
Marsh & McLennan Cos			Common Stock	571748102 $ 8,005,250 	 	  355,000     Sole		     Sole
Merck & Co Inc				Common Stock	58933Y105 $ 7,971,062 		  227,940     Sole		     Sole
Microsoft Corp				Common Stock	594918104 $ 3,395,356 		  147,560     Sole		     Sole
Nucor Corp				Common Stock	670346105 $ 6,584,160 		  172,000     Sole		     Sole
PepsiCo Inc				Common Stock	713448108 $ 3,776,462 	 	   61,960     Sole		     Sole
PNC Financial Svs.			Common Stock	693475105 $ 1,112,259 	 	   19,686     Sole		     Sole
Procter & Gamble Co			Common Stock	742718109 $ 4,630,456 	  	   77,200     Sole		     Sole
Raytheon Co				Common Stock	755111507 $ 4,113,150 	 	   85,000     Sole		     Sole
Schlumberger Ltd			Common Stock	806857108 $ 6,751,480 	 	  122,000     Sole		     Sole
TJX Cos Inc				Common Stock	872540109 $ 8,599,750 	 	  205,000     Sole		     Sole
United Technologies			Common Stock	913017109 $ 8,503,210 	 	  131,000     Sole		     Sole
UnitedHealth Group			Common Stock	91324P102 $ 6,958,000 	 	  245,000     Sole		     Sole
Verizon Comm.				Common Stock	92343V104 $ 3,497,148 		  124,809     Sole		     Sole

====================================================================================================================================

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